Cash flow information - Reconciliation of loss for year to cash generated from operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from (used in) operating activities [abstract]
(Loss)/profit for the year	¥ 639,743	¥ (1,429,447)	¥ (260,176)
Less: Loss from discontinued operations for the year			130,045
(Loss)/profit from continuing operations for the year	639,743	(1,429,447)	(130,131)
Adjustments for:
Interest on lease liabilities	32,991	26,817	26,117
Depreciation and amortization	389,871	265,019	268,669
Interest on loans and borrowings	405	1,545	5,221
Interest income	(66,344)	(40,433)	(25,608)
Investment income from other investments	(63,801)	(66,837)	(26,387)
Net change in fair value of other investments	(5,709)	(2,968)	1,465
Losses on disposal of property, plant and equipment and intangible assets	5,614	2,317	2,526
Impairment loss on non-current assets	13,485	2,941	36,844
Unrealized foreign exchange loss/(gain)	6,806	(46,378)	6,064
Effect of lease contract cancellation	(25,015)	(2,630)	657
Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights		1,625,287	680,033
Share of loss of an equity-accounted investee, net of tax	8,162	4,011
Equity-settled share-based payment expenses	82,835	281,319	364,380
Income tax	267,070	213,255	210,949
Changes in working capital:
Inventories	307,966	(93,197)	(86,717)
Trade and other receivables	(190,145)	(80,087)	(120,235)
Contract liabilities	86,314	34,353	(29,033)
Trade and other payables	180,122	386,703	50,310
Restricted cash	(28,696)	3,376	1,861
Deferred income	(5,282)	26,065
Cash generated from operations	¥ 1,636,392	¥ 1,111,031	¥ 1,236,985